NF_Fidelity Large Cap Growth Index Fund_Investor and Premium PRO-02 | Fidelity® Large Cap Growth Index Fund

Annual Operating Expenses {- Fidelity® Large Cap Growth Index Fund} - NF_Fidelity Large Cap Growth Index Fund_Investor and Premium PRO-02 - Fidelity® Large Cap Growth Index Fund		Fidelity Large Cap Growth Index Fund-Investor Class	Fidelity Large Cap Growth Index Fund-Premium Class
Management fee		0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.16%	0.02%
Total annual operating expenses		0.21%	0.07%
[1]	Based on estimated amounts for the current fiscal year.

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Expense Example {- Fidelity® Large Cap Growth Index Fund} - NF_Fidelity Large Cap Growth Index Fund_Investor and Premium PRO-02 - Fidelity® Large Cap Growth Index Fund - USD ($)	Fidelity Large Cap Growth Index Fund-Investor Class	Fidelity Large Cap Growth Index Fund-Premium Class
1 year	$ 22	$ 7
3 years	$ 68	$ 23